Accounts Receivable, Net - Accounts Receivable Net (Detail) - CAD CAD in Millions	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-freight accounts receivable	CAD 189	CAD 192
Accounts receivable, Gross	724	600
Allowance for doubtful accounts	(22)	(20)
Total accounts receivable, net	702	580
Freight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Gross	CAD 535	CAD 408